THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.9%

	Shares	Value
Communication Services — 6.4%
Comcast, Cl A	854,104	$32,379,082
Interpublic Group	972,386	36,211,655

		68,590,737

Consumer Discretionary — 9.8%
Genuine Parts	282,416	47,251,021
Home Depot	119,366	35,227,294
MDC Holdings	565,023	21,962,444

		104,440,759

Consumer Staples — 16.0%
Keurig Dr Pepper	1,217,267	42,945,180
Procter & Gamble	320,195	47,609,794
Target	230,419	38,164,299
Unilever ADR	797,619	41,420,354

		170,139,627

Energy — 9.0%
ConocoPhillips	456,480	45,287,381
Enterprise Products Partners (A)	1,937,741	50,187,492

		95,474,873

Financials — 12.4%
Ares Management, Cl A	519,092	43,313,036
CME Group, Cl A	232,188	44,468,646
Old Republic International	1,750,167	43,701,670

		131,483,352

Health Care — 8.9%
AbbVie	332,974	53,066,067
Johnson & Johnson	268,612	41,634,860

		94,700,927

Industrials — 16.1%
Cummins	174,397	41,659,955
Paychex	251,231	28,788,560
Snap-on	162,167	40,037,411
United Parcel Service, Cl B	191,303	37,110,869

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND EQUITY FUND MARCH 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials— continued
Watsco	73,299	$23,320,810

		170,917,605

Information Technology — 9.5%
Broadcom	97,029	62,247,985
Texas Instruments	209,825	39,029,548

		101,277,533

Real Estate — 4.5%
Lamar Advertising, Cl A ‡	481,191	48,066,169

Utilities — 4.3%
Public Service Enterprise Group	726,671	45,380,604

TOTAL COMMON STOCK (Cost $792,951,690)		1,030,472,186

CASH EQUIVALENT — 3.1%

FIRST AMERICAN GOVERNMENT OBLIGATIONS FUND - CL X, 4.424% (B) (Cost $32,494,904)	32,494,904	32,494,904

TOTAL INVESTMENTS— 100.0% (Cost $825,446,594)		$1,062,967,090

Percentages	are based on Net Assets of $1,063,278,387.
‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At March 31, 2023, these securities amounted to $50,187,492 or 4.7% of net assets.
(B)	The reporting rate is the 7-day effective yield as of March 31, 2023.

ADR — American Depositary Receipt

Cl — Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

HCM-QH-001-2200

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